Loans and Advances - Loans and Advances by Industry Classification (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	16,363,489	19,096,755
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 11,482,678	¥ 13,766,771